UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2022 CNY (¥) ¥ / shares shares	Sep. 30, 2022 USD ($) $ / shares shares	Sep. 30, 2021 CNY (¥) ¥ / shares shares
Revenues:
Total revenues	¥ 27,636,942	$ 3,885,140	¥ 16,389,327
Cost of sales:
Total cost of sales	(22,412,817)	(3,150,744)	(13,007,852)
Gross profit	5,224,125	734,396	3,381,475
Operating expenses:
Research and development	(4,709,941)	(662,113)	(2,056,398)
Selling, general and administrative	(4,035,442)	(567,293)	(2,366,500)
Total operating expenses	(8,745,383)	(1,229,406)	(4,422,898)
Loss from operations	(3,521,258)	(495,010)	(1,041,423)
Other (expense)/income
Interest expense	(67,947)	(9,552)	(53,559)
Interest income and investment income, net	720,457	101,280	561,117
Others, net	540,927	76,042	98,283
Loss before income tax expense	(2,327,821)	(327,240)	(435,582)
Income tax (expense)/benefit	30,171	4,241	(181,384)
Net loss	(2,297,650)	(322,999)	(616,966)
Less: Net loss attributable to noncontrolling interests	(28,497)	(4,006)	0
Net loss attributable to ordinary shareholders of Li Auto Inc.	¥ (2,269,153)	$ (318,993)	¥ (616,966)
Weighted average number of ordinary shares used in computing net loss per share
Basic	1,936,947,462	1,936,947,462	1,829,434,693
Diluted	1,936,947,462	1,936,947,462	1,829,434,693
Net loss per share attributable to ordinary shareholders
Basic | (per share)	¥ (1.17)	$ (0.16)	¥ (0.34)
Diluted | (per share)	¥ (1.17)	$ (0.16)	¥ (0.34)
Other comprehensive (loss)/income
Foreign currency translation adjustment, net of tax	¥ 1,285,664	$ 180,736	¥ (144,620)
Total other comprehensive (loss)/income	1,285,664	180,736	(144,620)
Total comprehensive loss	(1,011,986)	(142,263)	(761,586)
Less: Net loss attributable to noncontrolling interests	(28,497)	(4,006)	0
Comprehensive loss attributable to ordinary shareholders of Li Auto Inc.	(983,489)	(138,257)	(761,586)
Vehicle sales
Revenues:
Total revenues	26,838,104	3,772,841	15,752,753
Cost of sales:
Total cost of sales	(21,870,088)	(3,074,448)	(12,697,925)
Other Sales And Services [Member]
Revenues:
Total revenues	798,838	112,299	636,574
Cost of sales:
Total cost of sales	¥ (542,729)	$ (76,296)	¥ (309,927)